Retirement benefit obligations - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (19)	$ 71
Movement in pension benefit obligation and pension assets:
Current service cost	(7)	(6)
Settlements	5	(4)
Interest (expense)/income		4
Administration costs and taxes	(4)	(5)
Costs recognised in Income statement	(6)	(11)
Actuarial gain due to liability experience	(6)	(14)
Actuarial gain due to financial assumptions change	62	(25)
Actuarial gain due to demographic assumptions	1	14
Return on plan assets (less)/greater than discount rate	(41)	(64)
Remeasurements recognised in OCI	16	(89)
Employer contributions	(9)	7
Benefits paid directly by the Group	3	2
Benefits paid, taxes and administration costs paid from scheme assets	(4)	(2)
Net cash	(10)	7
Exchange movements	3	3
Amount recognised on the balance sheet	(16)	(19)
Amount recognised on the balance sheet - liability	(79)	(88)
Amount recognised on the balance sheet - asset	63	69
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(961)	(984)
Movement in pension benefit obligation and pension assets:
Current service cost	(7)	(6)
Settlements	255	75
Interest (expense)/income	(26)	(45)
Administration costs and taxes	(4)	(5)
Costs recognised in Income statement	218	19
Actuarial gain due to liability experience	(6)	(14)
Actuarial gain due to financial assumptions change	62	(25)
Actuarial gain due to demographic assumptions	1	14
Remeasurements recognised in OCI	57	(25)
Employee contributions	(3)	(3)
Benefits paid directly by the Group	3	2
Benefits paid, taxes and administration costs paid from scheme assets	41	67
Net cash	41	66
Exchange movements	20	(37)
Amount recognised on the balance sheet	(625)	(961)
Amount recognised on the balance sheet - liability	(213)	(229)
Amount recognised on the balance sheet - asset	(412)	(732)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	942	1,055
Movement in pension benefit obligation and pension assets:
Settlements	(250)	(79)
Interest (expense)/income	26	49
Costs recognised in Income statement	(224)	(30)
Return on plan assets (less)/greater than discount rate	(41)	(64)
Remeasurements recognised in OCI	(41)	(64)
Employer contributions	(9)	7
Employee contributions	3	3
Benefits paid, taxes and administration costs paid from scheme assets	(45)	(69)
Net cash	(51)	(59)
Exchange movements	(17)	40
Amount recognised on the balance sheet	609	942
Amount recognised on the balance sheet - liability	134	141
Amount recognised on the balance sheet - asset	475	801
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	61
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 63	61
Weighted average duration of defined benefit obligation	14 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (457)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(396)	(457)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	518
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	459	518
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	8
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet		8
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(259)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet		(259)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	267
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet		267
Pension plans | Other Countries
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(88)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(79)	(88)
Pension plans | Other Countries | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(245)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(229)	(245)
Pension plans | Other Countries | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	157
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 150	$ 157